Asset impairment	6 Months Ended
Jun. 30, 2014
Asset impairment
Asset impairment

10. Asset impairment

        Management evaluates quarterly the need to perform a recoverability assessment of held for use aircraft considering the requirements under GAAP and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be recoverable. Some of these events or changes in circumstances may include potential disposals of aircraft (sales or part-outs), changes in contracted lease terms, changes in the lease status of an aircraft (leased, re-leased, or not subject to lease), repossessions of aircraft, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Economic and market circumstances include the risk factors affecting the airline industry. Any of these events would be considered when it occurs before the financial statements are issued, including lessee bankruptcies occurring subsequent to the balance sheet date.

        We periodically dispose of aircraft from our fleet held for use prior to the conclusion of their economic useful life through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet or if the aircraft will be disposed of through either a sale or part-out. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed by comparing the carrying amount of the aircraft to the estimated future undiscounted cash flows expected to be generated by the aircraft. If the future undiscounted cash flows are less than the aircraft carrying amount, the aircraft is impaired and is re-measured to fair value in accordance with our Fair Value Policy. See Note 18—Fair Value Measurements. The difference between the fair value and the carrying amount of the aircraft is recognized as an impairment loss or fair value adjustment in our Condensed, Consolidated Statements of Income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we will reclassify the aircraft from Flight equipment into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        Successor recorded impairments of approximately $0.3 million for the period beginning February 5, 2014, and ending June 30, 2014, related to an engine that was parted out subsequent to the AerCap Transaction.

        We reported the following impairment charges and fair value adjustments on flight equipment during the Predecessor periods:

	Predecessor
	Period beginning April 1, 2014, and ending May 13, 2014			Three Months Ended June 30, 2013
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on flight equipment held for use	—	$—		2	$15.5
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	1	0.4		13	69.3
Impairment charges on aircraft intended to be or designated for part-out	6	6.6	(a)	6	31.8	(a)

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	7	$7.0		21	$116.6

(a)
Includes charges relating to two engines for the period beginning April 1, 2014, and ending May 13, 2014 and three engines for the three months ended June 30, 2013.

	Predecessor
	Period beginning January 1, 2014, and ending May 13, 2014				Six Months Ended June 30, 2013
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on flight equipment held for use	—		$—		4	$35.2
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	3		21.2		15	78.8
Impairment charges on aircraft intended to be or designated for part-out	9	(a)	28.0	(b)	14	48.8	(b)

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	12		$49.2		33	$162.8

(a)
Four of the nine aircraft were impaired twice during the period beginning January 1, 2014 and ending May 13, 2014.

(b)
Includes charges relating to four engines for the period beginning January 1, 2014 and ending May 13, 2014, and four engines for the six months ended June 30, 2013.